Property and Equipment, net (Details) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Total	$ 86,602	$ 521,272
Less: accumulated depreciation	(339,385)	(326,092)
Plant and Equipment, net	450,852	195,180	$ 61,792
Computer Equipment
Total	18,888	15,734
Furniture and equipment
Total	228,315	228,315
Leasehold Improvements
Total	21,971	21,970
Warehouse Equipment
Total	23,369	36,263
Assemble Machine
Total	210,000
PP Production Molds
Total	229,173	145,173
Motor Vehicles
Total	$ 58,523	$ 73,817